Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Investor Class
April 28, 2016
Prospectus

Effective September 1, 2016, the supplemental benchmark for VIP Financial Services Portfolio has changed from the MSCI U.S. IMI Financials 25-50 Index to the MSCI U.S. IMI Financials 5% Capped Index.

Effective September 1, 2016, the following information replaces similar information in the Fund Basics section under the heading “Principal Investment Strategies."

VIP Financial Services Portfolio

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage REITS; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies.

VIPINVF-16-03 1.824639.127	August 19, 2016

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Initial Class
April 28, 2016
Prospectus

Effective September 1, 2016, the supplemental benchmark for VIP Financial Services Portfolio has changed from the MSCI U.S. IMI Financials 25-50 Index to the MSCI U.S. IMI Financials 5% Capped Index.

Effective September 1, 2016, the following information replaces similar information in the Fund Basics section under the heading “Principal Investment Strategies."

VIP Financial Services Portfolio

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage REITS; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies.

VIPFCI-16-03 1.765122.148	August 19, 2016